October 26, 2004

EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Tax-Free Bond Trust (the "Trust") on behalf of:
                  John Hancock Tax-Free Bond Fund and
                  John Hancock High Yield Municipal Bond Fund (the "Fund")
              File Nos. 33-32246; 811-5968       (0000857769)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act") and (3) Rule 101(a) of Regulation S-T is Post-Effective Amendment No. 24 (Amendment No. 28 under the 1940 Act) to the Trust's Registration Statement on Form N-1A (the "Amendment"). Included in the filing are the Prospectuses and Statement of Additional Information of the Fund, Part C and exhibits. One copy of the filing has been manually signed by the persons specified in section 6(a) of the 1933 Act and is held with the Trust's records.

The amendment is being filed pursuant to paragraph (a) of Rule 485. The purposes for which the Amendment is being filed include:

(1) reflecting the elimination of the 1% sales charge on Class C shares, which became effective July 15, 2004;

(2) to amend certain fundamental investment restrictions as approved by shareholders on August 25, 2004.

(3) implementing the requirements of the recently adopted amendments to Form N-1A regarding disclosure of breakpoints and sales charges;

(4) making certain nonmaterial changes to the combined Prospectuses and Statement of Additional Information.


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Updated financial information will be filed at a later date pursuant to paragraph (b) of Rule 485.

If you have any questions or comments, please call me at (617) 375-1513.

                                   Sincerely,


                                   /s/Alfred P. Ouellette
                                   Alfred P. Ouellette
                                   Attorney and Assistant Secretary

Enclosures